Equity - Additional Information (Detail) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended			6 Months Ended
	Jan. 31, 2023 CAD ($) $ / shares shares	Jan. 25, 2023 CAD ($) shares	Dec. 16, 2022 CAD ($) shares	Jan. 25, 2023 CAD ($) shares	Apr. 30, 2023 CAD ($) shares	Jan. 31, 2023 CAD ($) $ / shares shares	Apr. 30, 2022 CAD ($) shares	Apr. 30, 2023 CAD ($) shares	Apr. 30, 2022 CAD ($) shares	Dec. 01, 2022 CAD ($) shares	Oct. 31, 2022 CAD ($)	Jan. 10, 2022
Disclosure of classes of share capital [line items]
Proceeds from issue of preference shares					$ 0		$ 749	$ 648	$ 749
Non controlling interest	$ 0				19	$ 0		19			$ 0
Bank of the West [Member]
Disclosure of classes of share capital [line items]
Non controlling interest					$ 19			$ 19			$ 0
Radicle [member]
Disclosure of classes of share capital [line items]
Equity interests of acquirer										$ 153
Number of instruments or interests issued or issuable | shares										1,162,711
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Discount rates for determine the recoverable amount												2.00%
Ordinary shares [member] | Public and private offering [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		28,331,227		28,331,227
Issue of equity				$ 3,360
Ordinary shares [member] | Public offerings [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			13,575,750
Issue of equity			$ 1,610
Ordinary shares [member] | Private placement [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		6,323,777	8,431,700	6,323,777
Issue of equity		$ 750	$ 1,000
Shareholder Dividend Reinvestment And Share Purchase Plan [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number Of Shares Issued Or Issuable Upon Conversion Of Convertible Instrument | shares					3,255,072		2,116,175	5,931,389	2,116,175
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Dividend Rate Reset Term	5 years					5 years
Number of shares issued | shares	650,000					650,000
Par value per share | $ / shares	$ 1,000					$ 1,000
Proceeds from issue of preference shares	$ 650					$ 650
Dividend Rate Percentage	7.057%
Dividend rate adjustment percentage	4.25%
Dividends paid, other shares per share | $ / shares	$ 70.57